Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000135675 | Microsoft Corp.FR_TSR_TOP10_FP4Z1
Holdings [Line Items]
Percent of Total Investments	5.30%
C000135675 | NVIDIA Corp.FR_TSR_TOP10_FP4Z2
Holdings [Line Items]
Percent of Total Investments	4.40%
C000135675 | Apple, Inc.FR_TSR_TOP10_FP4Z3
Holdings [Line Items]
Percent of Total Investments	4.00%
C000135675 | Alphabet, Inc., Class CFR_TSR_TOP10_FP4Z4
Holdings [Line Items]
Percent of Total Investments	3.30%
C000135675 | Uniform Mortgage-Backed Security, 5.00%, 30-Year, TBAFR_TSR_TOP10_FP4Z5
Holdings [Line Items]
Percent of Total Investments	3.10%
C000135675 | Amazon.com, Inc.FR_TSR_TOP10_FP4Z6
Holdings [Line Items]
Percent of Total Investments	2.90%
C000135675 | Uniform Mortgage-Backed Security, 4.00%, 30-Year, TBAFR_TSR_TOP10_FP4Z7
Holdings [Line Items]
Percent of Total Investments	2.30%
C000135675 | AbbVie, Inc.FR_TSR_TOP10_FP4Z8
Holdings [Line Items]
Percent of Total Investments	1.60%
C000135675 | Walmart, Inc.FR_TSR_TOP10_FP4Z9
Holdings [Line Items]
Percent of Total Investments	1.60%
C000135675 | Alphabet, Inc., Class AFR_TSR_TOP10_FP4Z10
Holdings [Line Items]
Percent of Total Investments	1.50%
C000135675 | Asset Other Line
Holdings [Line Items]
Percent of Total Investments	1.60%
C000135675 | AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	1.20%
C000135675 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	3.60%
C000135675 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	3.70%
C000135675 | AssetCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	4.20%
C000135675 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	4.90%
C000135675 | AssetU.S. Government Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	8.70%
C000135675 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	11.70%
C000135675 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	60.40%
C000023784 | Microsoft Corp.FR_TSR_TOP10_FP4Z1
Holdings [Line Items]
Percent of Total Investments	5.30%
C000023784 | NVIDIA Corp.FR_TSR_TOP10_FP4Z2
Holdings [Line Items]
Percent of Total Investments	4.40%
C000023784 | Apple, Inc.FR_TSR_TOP10_FP4Z3
Holdings [Line Items]
Percent of Total Investments	4.00%
C000023784 | Alphabet, Inc., Class CFR_TSR_TOP10_FP4Z4
Holdings [Line Items]
Percent of Total Investments	3.30%
C000023784 | Uniform Mortgage-Backed Security, 5.00%, 30-Year, TBAFR_TSR_TOP10_FP4Z5
Holdings [Line Items]
Percent of Total Investments	3.10%
C000023784 | Amazon.com, Inc.FR_TSR_TOP10_FP4Z6
Holdings [Line Items]
Percent of Total Investments	2.90%
C000023784 | Uniform Mortgage-Backed Security, 4.00%, 30-Year, TBAFR_TSR_TOP10_FP4Z7
Holdings [Line Items]
Percent of Total Investments	2.30%
C000023784 | AbbVie, Inc.FR_TSR_TOP10_FP4Z8
Holdings [Line Items]
Percent of Total Investments	1.60%
C000023784 | Walmart, Inc.FR_TSR_TOP10_FP4Z9
Holdings [Line Items]
Percent of Total Investments	1.60%
C000023784 | Alphabet, Inc., Class AFR_TSR_TOP10_FP4Z10
Holdings [Line Items]
Percent of Total Investments	1.50%
C000023784 | Asset Other Line
Holdings [Line Items]
Percent of Total Investments	1.60%
C000023784 | AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	1.20%
C000023784 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	3.60%
C000023784 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	3.70%
C000023784 | AssetCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	4.20%
C000023784 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	4.90%
C000023784 | AssetU.S. Government Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	8.70%
C000023784 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	11.70%
C000023784 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	60.40%
C000023790 | FR_038336103
Holdings [Line Items]
Percent of Total Investments	3.10%
C000023790 | FR_620076307
Holdings [Line Items]
Percent of Total Investments	3.00%
C000023790 | FR_892672106
Holdings [Line Items]
Percent of Total Investments	2.70%
C000023790 | FR_125896100
Holdings [Line Items]
Percent of Total Investments	2.70%
C000023790 | FR_03852U106
Holdings [Line Items]
Percent of Total Investments	2.70%
C000023790 | FR_018802108
Holdings [Line Items]
Percent of Total Investments	2.60%
C000023790 | FR_29472R108
Holdings [Line Items]
Percent of Total Investments	2.50%
C000023790 | FR_031100100
Holdings [Line Items]
Percent of Total Investments	2.50%
C000023790 | FR_512816109
Holdings [Line Items]
Percent of Total Investments	2.50%
C000023790 | FR_92343E102
Holdings [Line Items]
Percent of Total Investments	2.40%
C000023790 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000023790 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000023790 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000023790 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000023790 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000023790 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000023790 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000023790 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000023790 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000023790 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	19.30%